Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 24, 2014	Sep. 25, 2013	Dec. 25, 2013	Dec. 26, 2012
Cash flows from operating activities
Net income (loss)	$ 37,888	$ 1,268	$ (16,873)	$ (7,865)
Adjustments to reconcile changes in net loss to net cash provided by operating activities:
Depreciation and amortization	8,271	7,570	10,213	9,530
Stock-based compensation expense	635	191	822	860
Interest accretion	250	4,854	3,753	6,264
Income tax receivable agreement expense	40,119
Gain on disposition of restaurant	(2,658)		(400)
Loss on disposal of assets	568	686	868	966
Early extinguishment of debt	5,082		21,530
Impairment of property and equipment	62	45	27	42
Close-store reserve	353	81	(128)	1,452
Amortization of deferred financing costs	1,173	1,538	2,007	2,118
Amortization of favorable and unfavorable leases, net	(168)	(159)	(213)	(275)
Deferred income taxes, net	(60,536)	1,979	1,371	1,999
Changes in operating assets and liabilities:
Accounts and other receivables, net	186	(1,979)	(1,319)	1,032
Inventories	29	50	33	(185)
Prepaid expenses and other current assets	(1,215)	(1,219)	(123)	(856)
Income taxes payable	(27)	(3)	5	1
Other assets	491	91	95	473
Accounts payable	(457)	2,150	1,294	765
Accrued salaries and vacation	(1,202)	(1,459)	595	1,131
Accrued insurance	349	343	444	1,170
Other accrued expenses and liabilities	649	(3,499)	(4,301)	787
Net cash flows provided by operating activities	29,842	12,528	19,700	19,409
Cash flows from investing activities
Proceeds from sale of restaurants	5,435	15	1,348
Proceeds from disposition of assets			35
Purchase of property and equipment	(19,414)	(10,169)	(13,822)	(14,993)
Net cash flows used in investing activities	(13,979)	(10,154)	(13,787)	(14,993)
Cash flows from financing activities
Payments on senior secured loan	(101,425)	(1,275)
Proceeds from borrowings on term loans			288,050
Proceeds from issuance of common stock, net of expenses	112,300
Cash used for net stock option exercises				(4)
Payment of call premium on notes	(1,512)		(7,913)
Payment of obligations under capital leases	(201)	(168)	(229)	(216)
Amendment fee	(215)
Repayments on senior secured notes			(282,196)	(1,700)
Deferred financing costs			(8,097)
Net cash flows provided by (used in) financing activities	8,947	(1,443)	(10,385)	(1,920)
(Decrease) increase in cash and cash equivalents	24,810	931	(4,472)	2,496
Cash and cash equivalents, beginning of period	17,015	21,487	21,487	18,991
Cash and cash equivalents, end of period	41,825	22,418	17,015	21,487
Supplemental cash flow information
Cash paid during the period for interest	15,705	26,380	34,427	28,710
Cash paid during the period for income taxes, net	161	29	26	26
Unpaid purchase of property and equipment	2,857	562	1,139	326
Cashless stock option exercise	$ (27)